Inventories and other assets (Tables)	12 Months Ended
Dec. 31, 2017
Inventory [abstract]
Disclosure of other non-current assets table [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Tax credits	2,446	1,766	−
Guarantees and deposits	362	342	320
Non-current receivable on joint venture	804	−	−
Other	55	46	36

Total non-current assets	3,667	2,154	356

Disclosure of inventories [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Raw materials	4,970	4,297	3,390
Work in progress	3,944	2,693	1,442
Finished goods	1,414	880	555
Contracts in progress	1,266	−	−
Total inventories and contracts in progress	11,594	7,870	5,387

Disclosure of other current assets table [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Deferred charges	2,021	1,483	1,442
Tax credits	219	176	1,285
Accrued income	524	666	254
Other tax receivables	2,910	604	958
Other non-trade receivables	3,538	1,552	1,054

Total current assets	9,212	4,481	4,993